UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Aggressive Portfolio (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	55	$591
Ivy Core Equity Fund, Class N	110	1,792
Ivy Emerging Markets Equity Fund, Class N	45	927
Ivy Global Bond Fund, Class N	23	222
Ivy High Income Fund, Class N	10	74
Ivy International Core Equity Fund, Class N	154	3,050
Ivy Large Cap Growth Fund, Class N	92	2,077
Ivy LaSalle Global Real Estate Fund, Class I	41	439
Ivy Limited-Term Bond Fund, Class N	27	295
Ivy Mid Cap Growth Fund, Class N	30	746
Ivy Mid Cap Income Opportunities Fund, Class N	58	752
Ivy ProShares MSCI ACWI Index Fund, Class N	68	741
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	7	76
Ivy ProShares S&P 500 Bond Index Fund, Class N	15	148
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	7	74
Ivy Small Cap Core Fund, Class N	15	306
Ivy Small Cap Growth Fund, Class N	13	306
Ivy Value Fund, Class N	89	2,090
Waddell & Reed Advisors Government Securities Fund, Class Y	27	147

TOTAL AFFILIATED MUTUAL FUNDS – 98.1%		$14,853
(Cost: $14,787)

SHORT-TERM SECURITIES	Principal
Master Note – 2.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$327	327

TOTAL SHORT-TERM SECURITIES – 2.2%		$327
(Cost: $327)

TOTAL INVESTMENT SECURITIES – 100.3%		$15,180
(Cost: $15,114)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(40)

NET ASSETS – 100.0%		$15,140

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$14,853	$—	$—
Short-Term Securities	—	327	—
Total	$14,853	$327	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$15,114

Gross unrealized appreciation	106
Gross unrealized depreciation	(40)

Net unrealized appreciation	$66

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	1,014	$10,918
Ivy Core Equity Fund, Class N	394	6,422
Ivy Emerging Markets Equity Fund, Class N	148	3,068
Ivy Global Bond Fund, Class N	526	5,167
Ivy High Income Fund, Class N	366	2,791
Ivy International Core Equity Fund, Class N	504	9,997
Ivy Large Cap Growth Fund, Class N	335	7,575
Ivy LaSalle Global Real Estate Fund, Class I	111	1,179
Ivy Limited-Term Bond Fund, Class N	662	7,179
Ivy Mid Cap Growth Fund, Class N	113	2,806
Ivy Mid Cap Income Opportunities Fund, Class N	217	2,830
Ivy ProShares MSCI ACWI Index Fund, Class N	292	3,186
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	39	408
Ivy ProShares S&P 500 Bond Index Fund, Class N	256	2,586
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	38	400
Ivy Small Cap Core Fund, Class N	61	1,232
Ivy Small Cap Growth Fund, Class N	51	1,234
Ivy Value Fund, Class N	324	7,626
Waddell & Reed Advisors Government Securities Fund, Class Y	584	3,169

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$79,773
(Cost: $79,583)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$626	626

TOTAL SHORT-TERM SECURITIES – 0.8%		$626
(Cost: $626)

TOTAL INVESTMENT SECURITIES – 100.3%		$80,399
(Cost: $80,209)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(261)

NET ASSETS – 100.0%		$80,138

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$79,773	$—	$—
Short-Term Securities	—	626	—
Total	$79,773	$626	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,209

Gross unrealized appreciation	400
Gross unrealized depreciation	(210)

Net unrealized appreciation	$190

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	1,799	$19,373
Ivy Core Equity Fund, Class N	335	5,466
Ivy Emerging Markets Equity Fund, Class N	84	1,740
Ivy Global Bond Fund, Class N	734	7,217
Ivy High Income Fund, Class N	594	4,524
Ivy International Core Equity Fund, Class N	343	6,807
Ivy Large Cap Growth Fund, Class N	300	6,787
Ivy LaSalle Global Real Estate Fund, Class I	63	669
Ivy Limited-Term Bond Fund, Class N	1,170	12,680
Ivy Mid Cap Growth Fund, Class N	73	1,820
Ivy Mid Cap Income Opportunities Fund, Class N	141	1,835
Ivy ProShares MSCI ACWI Index Fund, Class N	228	2,485
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	44	463
Ivy ProShares S&P 500 Bond Index Fund, Class N	447	4,515
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	43	454
Ivy Small Cap Core Fund, Class N	23	466
Ivy Small Cap Growth Fund, Class N	19	467
Ivy Value Fund, Class N	290	6,832
Waddell & Reed Advisors Government Securities Fund, Class Y	1,076	5,844

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$90,444
(Cost: $90,391)

SHORT-TERM SECURITIES	Principal
Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$932	932

TOTAL SHORT-TERM SECURITIES – 1.0%		$932
(Cost: $932)

TOTAL INVESTMENT SECURITIES – 100.7%		$91,376
(Cost: $91,323)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(627)

NET ASSETS – 100.0%		$90,749

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$90,444	$—	$—
Short-Term Securities	—	932	—
Total	$90,444	$932	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$91,323

Gross unrealized appreciation	291
Gross unrealized depreciation	(238)

Net unrealized appreciation	$53

SCHEDULE OF INVESTMENTS InvestEd Fixed Income Portfolio (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	389	$4,184
Ivy Global Bond Fund, Class N	128	1,257
Ivy Government Money Market Fund, Class N	4,190	4,190
Ivy High Income Fund, Class N	221	1,681
Ivy Limited-Term Bond Fund, Class N	2,511	27,218
Ivy ProShares S&P 500 Bond Index Fund, Class N	83	838
Waddell & Reed Advisors Government Securities Fund, Class Y	461	2,505

TOTAL AFFILIATED MUTUAL FUNDS – 98.9%		$41,873
(Cost: $41,912)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$480	480

TOTAL SHORT-TERM SECURITIES – 1.1%		$480
(Cost: $480)

TOTAL INVESTMENT SECURITIES – 100.0%		$42,353
(Cost: $42,392)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(6)

NET ASSETS – 100.0%		$42,347

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$41,873	$—	$—
Short-Term Securities	—	480	—
Total	$41,873	$480	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$42,392

Gross unrealized appreciation	3
Gross unrealized depreciation	(42)

Net unrealized depreciation	$(39)

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	1,023	$11,015
Ivy Core Equity Fund, Class N	803	13,101
Ivy Emerging Markets Equity Fund, Class N	301	6,257
Ivy Global Bond Fund, Class N	462	4,540
Ivy High Income Fund, Class N	427	3,253
Ivy International Core Equity Fund, Class N	1,086	21,536
Ivy Large Cap Growth Fund, Class N	691	15,615
Ivy LaSalle Global Real Estate Fund, Class I	242	2,565
Ivy Limited-Term Bond Fund, Class N	719	7,797
Ivy Mid Cap Growth Fund, Class N	210	5,233
Ivy Mid Cap Income Opportunities Fund, Class N	405	5,278
Ivy ProShares MSCI ACWI Index Fund, Class N	536	5,848
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	64	667
Ivy ProShares S&P 500 Bond Index Fund, Class N	257	2,597
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	62	654
Ivy Small Cap Core Fund, Class N	132	2,682
Ivy Small Cap Growth Fund, Class N	111	2,686
Ivy Value Fund, Class N	668	15,721
Waddell & Reed Advisors Government Securities Fund, Class Y	595	3,232

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$130,277
(Cost: $129,810)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$675	675

TOTAL SHORT-TERM SECURITIES – 0.5%		$675
(Cost: $675)

TOTAL INVESTMENT SECURITIES – 100.3%		$130,952
(Cost: $130,485)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(328)

NET ASSETS – 100.0%		$130,624

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$130,277	$—	$—
Short-Term Securities	—	675	—
Total	$130,277	$675	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$130,485

Gross unrealized appreciation	812
Gross unrealized depreciation	(345)

Net unrealized appreciation	$467

SCHEDULE OF INVESTMENTS InvestEd Income Portfolio (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	2,003	$21,569
Ivy Core Equity Fund, Class N	206	3,355
Ivy Emerging Markets Equity Fund, Class N	44	916
Ivy Global Bond Fund, Class N	531	5,220
Ivy High Income Fund, Class N	437	3,332
Ivy International Core Equity Fund, Class N	217	4,297
Ivy Large Cap Growth Fund, Class N	189	4,284
Ivy LaSalle Global Real Estate Fund, Class I	44	469
Ivy Limited-Term Bond Fund, Class N	2,713	29,412
Ivy Mid Cap Growth Fund, Class N	38	957
Ivy Mid Cap Income Opportunities Fund, Class N	74	966
Ivy ProShares MSCI ACWI Index Fund, Class N	261	2,853
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	47	488
Ivy ProShares S&P 500 Bond Index Fund, Class N	494	4,988
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	45	478
Ivy Small Cap Core Fund, Class N	12	245
Ivy Small Cap Growth Fund, Class N	10	246
Ivy Value Fund, Class N	183	4,313
Waddell & Reed Advisors Government Securities Fund, Class Y	1,219	6,622

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$95,010
(Cost: $94,954)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10–4–17 (A)	$366	366

TOTAL SHORT-TERM SECURITIES – 0.4%		$366
(Cost: $366)

TOTAL INVESTMENT SECURITIES – 100.0%		$95,376
(Cost: $95,320)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(44)

NET ASSETS – 100.0%		$95,332

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$95,010	$—	$—
Short-Term Securities	—	366	—
Total	$95,010	$366	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$95,320

Gross unrealized appreciation	186
Gross unrealized depreciation	(130)

Net unrealized appreciation	$56

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 29, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2017